Benefit Plans - Estimated Future Pension Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 6,431
2014	6,163
2015	6,623
2016	6,619
2017	7,233
2018-2022	41,653
Total	$ 74,722